CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME IN SUMMARY (Parenthetical) - shares	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME IN SUMMARY
Weighted average number of shares (in shares)	3,990,000	3,990,000	3,990,000	3,990,000	3,990,000	3,990,000